Income Taxes (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income from continuing operations before provision for income taxes	The components of income from continuing operations before provision for income taxes are as follows:

	June 30,
(in thousands)	2022	2021
United States	$382	$10,854
Total	$382	$10,854
The components of income from continuing operations before provision for income taxes are as follows:

	June 30,
(in thousands)	2021	2020
United States	$10,846	$(19,668)
Total	$10,846	$(19,668)

Schedule of income tax provision

The components of the provision for income taxes are as follows:

	June 30,
(in thousands)	2022	2021
Federal	$-	$-
State	80	(85)
	80	(85)

Deferred tax expense (benefit)
Federal	755	475
State	226	376
	981	851
Total provision for income taxes	$1,061	$766

The components of the provision for income taxes are as follows:

	June 30,
(in thousands)	2021	2020
Current tax expense (benefit)
Federal	$-	$(99)
State	(85)	(150)
	(85)	(249)

Deferred tax expense (benefit)
Federal	475	(8,143)
State	376	(1,565)
	851	(9,708)
Total provision for income taxes	$766	$(9,957)

Schedule of effective income tax expense reconciliation

A reconciliation of income tax expense to the federal rate of 21% is as follows:

	June 30,		June 30,
(in thousands)	2022	2021	2022	2021
Income taxes at statutory rate	$81	$2,282	21.0%	21.0%
State taxes	289	306	75.5%	2.8%
Transaction costs	-	494	0.0%	4.6%
Stock-based compensation	464	(628)	121.1%	-5.8%
PPP loan forgiveness	-	(1,387)	0.0%	-12.8%
Federal research and development tax credit	-	(343)	0.0%	-3.2%
Other, net	227	42	59.1%	39.0%
Total provision for income taxes	$1,061	$766	276.7%	45.6%

A reconciliation of income tax expense to the federal rate of 21% is as follows:

	June 30,
(in thousands)	2021	2020
Income taxes at statutory rate	$2,282	$(4,130)
State taxes	306	(1,404)
Transaction costs	494	-
Stock-based compensation	(628)	-
PPP loan forgiveness	(1,387)	-
Federal research and development tax credit	(343)	(864)
Valuation allowance	-	(1,419)
Property, plant, and equipment and other adjustments	-	(2,247)
Other, net	42	107
Total provision for income taxes	$766	$(9,957)

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities are summarized as follows:

	June 30,
(in thousands)	2022	2021
Deferred tax assets:
Accruals	$871	$376
Captive	559	-
Operating loss carryforwards	12,251	10,809
Inventories	1,673	1,761
Investments	-	3,464
Interest	1,933	-
Stock compensation	1,289	-
Research and development tax credit carry forwards, net of uncertain tax position	3,793	4,104
Other	747	619
Deferred tax assets	23,116	21,133

Deferred tax liabilities:
Property, plant and equipment	(29,126)	(26,501)
Prepaid expenses	(626)	(1,266)
Intangible assets	(17,537)	(9,173)
Investments	(2,830)	-
Inventories	(1,530)	-
Change in accounting method	(1,446)	(945)
Deferred tax liabilities	(53,095)	(37,885)
Valuation allowance	-	-
Deferred tax liability, net	$(29,979)	$(16,752)

Deferred tax assets and liabilities are summarized as follows:

	June 30,
(in thousands)	2021	2020
Deferred tax assets
Accruals	$376	$274
Operating loss carryforwards	10,809	7,711
Inventories	1,761	-
Investments	3,464	5,055
Interest	-	317
Research and development tax credit carryforwards	4,104	3,520
Other	619	970
Deferred tax assets	$21,133	$17,847

Deferred tax liabilities
Property, plant, and equipment	(26,501)	(16,468)
Prepaid expenses	(1,266)	(244)
Intangible assets	(9,173)	(5,237)
Inventories	-	(1,585)
Change in accounting method	(945)	-
Deferred tax liabilities	(37,885)	(23,534)
Valuation allowance	-	-
Deferred tax liability, net	$(16,752)	$(5,687)

Schedule of unrecognized tax benefits liabilities

A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	June 30,
(in thousands)	2022	2021
Balance, beginning of period	$1,834	$1,784
Tax position taken in prior period:	-
Gross increases	143	-
Gross decreases	-	(200)
Tax position taken in current period:	-
Gross increases	-	250
Gross decreases	-	-
Lapse of statute of limitations	-	-
Settlements	-	-
Balance, end of period	$1,977	$1,834

The liability for income taxes associated with uncertain tax positions, excluding interest and penalties, and a reconciliation of the beginning and ending unrecognized tax benefit liabilities is as follows:

	June 30,
(in thousands)	2021	2020
Balance, beginning of period	$1,784	$1,013
Tax position taken in prior period:
Gross increases	-	-
Gross decreases	(200)	-
Tax position taken in current period:
Gross increases	250	771
Gross decreases	-	-
Lapse of statute of limitations	-	-
Settlements	-	-
Balance, end of period	$1,834	$1,784